Submission	Jul. 10, 2025
Submission [Line Items]
Central Index Key	0001590689
Registrant Name	Viper Energy Partners LLC
Registration File Number	333-288574
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES